INCOME TAXES - Operating Loss Carryforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss, Carryforwards
Foreign net operating loss carryforwards	$ 128.1
Tax impact resulting from exercise of employee stock options and other employee stock program			$ (1.7)
Increase (decrease) in valuation allowance	(40.1)	$ 31.7	2.5
Undistributed earnings of foreign subsidiaries	146.8
Reconciliation of unrecognized tax benefits
Balance at the beginning of the period	208.3	192.0	156.6
Increases related to prior years' tax positions	41.3	9.3	22.5
Decreases related to prior years' tax positions	(9.6)	(15.7)	(12.1)
Increases related to current year tax positions	61.5	33.0	31.4
Settlements during the period	(1.0)	(6.7)	(3.1)
Lapses of applicable statutes of limitation	(4.2)	(3.6)	(3.3)
Balance at the end of the period	296.3	208.3	192.0
Cumulative interest and penalties with respect to unrecognized tax benefits	66.7	41.6	39.4
Potential interest and penalties with respect to unrecognized tax benefits	24.5	5.7	8.4
Unrecognized tax benefits, if recognized, would impact effective tax rate	247.7	170.0	121.4
Senior Notes Due 2022 and 2023
Operating Loss, Carryforwards
Income tax expenses (benefit) related to foreign rate changes	9.5	$ (26.2)	$ 2.4
Maximum
Reconciliation of unrecognized tax benefits
Decrease in unrecognized tax benefits within the next 12 months	70.0
Capital losses
Operating Loss, Carryforwards
Foreign net operating loss carryforwards	4.1
Federal
Operating Loss, Carryforwards
Net operating loss carryovers	15.7
Foreign
Operating Loss, Carryforwards
Tax credits	33.8
State
Operating Loss, Carryforwards
Net operating loss carryovers	363.7
Tax credits	$ 10.0